Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue		$ 1,980,773	$ 4,183,354	$ 5,856,341
Operating costs and expenses:
Lease operating expenses		2,017,856	2,474,230	2,540,353
Depreciation, depletion and amortization		698,851	876,676	1,156,494
General and administrative expenses		6,533,642	2,434,099	2,016,110
Total operating costs and expenses		9,250,349	5,785,005	5,712,957
(Loss) income from operations		(7,269,576)	(1,601,651)	143,384
Other income (expense):
Exchange gain (loss)		132,033	(51,584)	42,056
Other income(expense), net		185,845	(20,500)	(44,452)
Total other income (expense)		317,878	(72,084)	(2,396)
(Loss) income before income tax		(6,951,698)	(1,673,735)	140,988
Income tax provision
Net (loss) income		(6,951,698)	(1,673,735)	145,723
Less: net loss attributable to non-controlling interests				(4,735)
Net (loss) income attributable to the Company		(6,951,698)	(1,673,735)	145,723
Comprehensive (loss) income:
Net (loss) income		(6,951,698)	(1,673,735)	145,723
Actuarial gain for post-employment benefits			549	20,356
Total comprehensive (loss) income		(6,951,698)	(1,673,186)	161,344
Less: comprehensive loss attributable to Non-controlling interests				(4,735)
Comprehensive (loss) income attributable to the Company		$ (6,951,698)	$ (1,673,186)	$ 166,079
(Loss) income per ordinary share attributable to the Company
Basic and diluted		$ (0.94)	$ (0.28)	$ 0.02
Weighted average ordinary shares outstanding
Basic and diluted	[1]	7,395,120	6,048,568	6,000,000

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance and the reverse stock split